Operating expenses	12 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Operating expenses	Operating expenses

(EUR thousand)		For the financial year ended March 31
Expenses by nature	Notes	2023	2022	2021
Employee benefit expenses		(118,658)	(86,623)	(62,896)
Contributions to defined contribution plans		(7,619)	(4,022)	(2,797)
Depreciation and amortization	8	(51,028)	(87,900)	(116,318)
Agent costs		(75,950)	(23,914)	(5,321)
IT costs		(16,499)	(12,013)	(9,294)
Auditors, lawyers and consultants		(12,113)	(12,223)	(7,989)
Advertising and promotion		(3,827)	(1,729)	(1,299)
Travel, entertainment, office and rental cost		(11,456)	(7,253)	(4,957)
Contributions to defined benefit plans	28	(1,607)	(1,560)	(744)
Share based payment transactions expenses	24	(9,988)	(6,414)	(2,336)
Change in fair value of warrants and put options	9, 26, 40	11,070	15,583	(13,692)
Capitalized software development expenditure	15	25,688	17,163	16,669
External and other personnel cost		(7,544)	(4,343)	(2,869)
Business restructuring expenses	9	(4,446)	(1,980)	(10,340)
Corporate restructuring expenses	9	(2,764)	(475)	(253,430)
Impairment	9	(3,355)	(2,846)	(3,866)
Other operating income / (expenses)		(7,254)	7,971	(6,606)
Total		(297,350)	(212,577)	(488,085)
For the financial year ended March 31, 2023 the main driver of the total increase in employee benefit expenses is the average number of employees that increased from 1,338 (in the financial year ended March 31, 2022) to 1,617, while the average number of employees in 2021 was 1,426; additionally, salaries and bonus expenses increased as grants offsetting the salaries expenses in various jurisdictions ceased to be applicable.
For further details regarding key management personnel remuneration, including pension obligations and other remuneration, please refer to Note 39.
For the financial year ended March 31, 2023 agent costs referring to merchant acquiring fees have increased as a consequence of the overall business recovery in line with revenues. In addition, they include all costs paid to carriers, representing the main operation cost of the RTS business segment.
Auditors, lawyers and consultants include all external advisor fees, primarily related to the compliance requirements linked to the Company’s listed status. IT costs contain hardware and software maintenance and IT consulting expenses.
For the financial year ended March 31, 2023 the Group has benefited from grants in relation to COVID-19 offered by various countries’ governments amounting to EUR2.0 million (EUR9.0 million for the financial year ended March 31, 2022 and EUR18.3 million for the financial year ended March 31, 2021); this decrease in the grants is one of the change driver of other operating income/(expense). The grants are presented within operating expenses in the income statement as a reduction of the employee benefit expenses and other operating income/(expenses). There are no unfulfilled conditions or other contingencies related to these grants. Other operating income/(expenses) also comprises of utility costs, bank fees and various other costs, and other exceptional items, which, for the financial year ended March 31, 2022, EUR9.6 million include the one-off release of an earn-out provision linked to the business combination with ZigZag Global.